Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Receivable from shareholder		$ 0
Total Current Assets		0
Total Assets		0
LIABILITIES AND SHAREHOLDER’S DEFICIT
Total Liabilities	$ 67,680	66,441
Shareholder’s deficit:
Ordinary shares, value	0	0
Additional paid-in capital
Accumulated deficit	(67,680)	(66,441)
Total Stockholders’ Deficit	(67,680)	(66,441)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	0	0
Breeze Holdings Acquisition Corp.
ASSETS
Total Current Assets	192,082	247,573	$ 266,145
Total Assets	2,951,490	10,779,618	13,243,673
LIABILITIES AND SHAREHOLDER’S DEFICIT
Total Liabilities	19,001,855	20,657,555	10,277,665
Commitments
Common stock subject to possible redemption	2,659,408	3,078,621	12,647,701
Shareholder’s deficit:
Preferred stock
Ordinary shares, value	315	315	315
Additional paid-in capital
Accumulated deficit	(18,710,088)	(12,956,873)	(9,682,008)
Total Stockholders’ Deficit	(18,709,773)	(12,956,558)	(9,681,693)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	2,951,490	10,779,618	13,243,673
Current assets
Cash	6,312	101,674	4,228
Prepaid expenses	97,334	55,305	148,953
Prepaid franchise taxes			57,550
Prepaid income taxes	34,531	36,689	36,742
Cash held in Trust Account	2,759,408	10,532,045	12,977,528
Current liabilities
Accounts payable and accrued expenses	591,403	632,533	206,639
Trust amount payable to redeeming stockholders		7,353,424
Franchise tax payable	68,202	50,450
Excise tax payable	166,285	160,441	56,270
Total Current Liabilities	11,216,355	17,780,305	8,077,415
Warrant liabilities	7,785,500	2,877,250	2,200,250
Related Party
LIABILITIES AND SHAREHOLDER’S DEFICIT
Due to related party	67,680	66,441
Sponsor | Breeze Holdings Acquisition Corp.
Current assets
Due from Sponsor	53,905	53,905	18,672
Current liabilities
Due to Sponsor	$ 10,390,465	$ 9,583,457	$ 7,814,506